NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
Disclosure Of Nature Of Operations [Abstract]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

SilverCrest Metals Inc. (the "Company" or "SilverCrest") is a Canadian precious metals exploration and development company headquartered in Vancouver, BC. The Company was incorporated under the Business Corporations Act (British Columbia). The common shares of the Company trade on the Toronto Stock Exchange under the symbol "SIL" and on the NYSE-American under the symbol "SILV". The head office and principal address of the Company is 501-570 Granville Street, Vancouver, BC, Canada, V6C 3P1. The address of the Company's registered and records office is 19th Floor, 885 West Georgia Street, Vancouver, BC, Canada, V6C 3H4.

The Company's primary development asset is the Las Chispas Project, located in Sonora, Mexico.

The Company's business could be adversely affected by the effects of the ongoing outbreak of respiratory illness caused by the novel coronavirus ("COVID-19"). Since early March 2020, significant measures have been implemented in Canada, Mexico, and the rest of the world by governmental authorities in response to COVID-19. The Company cannot accurately predict the impact COVID-19 will have on the ability of third parties to meet their obligations with the Company, including due to uncertainties relating to the ultimate geographic spread of the virus, the severity of the disease, the duration of the outbreak, and the length of travel and quarantine restrictions imposed by governments of affected countries. In particular, the continued spread of the COVID-19 globally could materially and adversely impact the Company's business including without limitation, employee health, limitations on travel, the availability of industry experts and personnel, restrictions on planned drill and exploration programs, restrictions on the construction of the Company's process plant, and other factors that depend on future developments beyond the Company's control. In addition, COVID-19 has resulted in a widespread health crisis that has adversely affected the economies and financial markets of many countries (including Canada and Mexico), resulting in an economic downturn that may negatively impact the Company's financial position, financial performance, cash flows, and its ability to raise capital. In compliance with directives issued by the Mexican government, the Company suspended exploration activities at the Las Chispas Project on April 1, 2020. Exploration activities resumed on May 19, 2020, in accordance with all health-related directives issued by the Mexican government and following strict COVID-19 protocols including a quarantined work camp and mandatory COVID-19 testing of all employees and contractors.  While the impact of COVID-19 is expected to be temporary, the current circumstances are dynamic and the impacts of COVID-19 on the Company's exploration and development activities, including the impact on the construction schedule of its process plant, cannot be reasonably estimated at this time. The recent increase in COVID-19 cases and variants globally may impact the Company's operations due to additional government mandated shutdowns or closures.